Templeton Growth Fund, Inc.
Statement of Investments (unaudited), May 31, 2020
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks 84.1%
Belgium 1.8%
Anheuser-Busch InBev SA/NV ...... Beverages 3,586,550 $ 167,359,262
Canada 3.6%
Husky Energy, Inc. ............... Oil, Gas & Consumable Fuels 10,617,620 29,919,650
Wheaton Precious Metals Corp. ..... Metals & Mining 7,297,821 314,406,813
344,326,463
China 3.1%
a
Baidu, Inc., ADR ................. Interactive Media & Services 764,680 81,476,654
China Telecom Corp. Ltd., H ........ Diversified Telecommunication Services 14,495,675 4,806,054
Gree Electric Appliances, Inc. of Zhuhai,
A ........................... Household Durables 5,875,190 46,871,459
Kunlun Energy Co. Ltd. ............ Gas Utilities 66,888,700 40,988,631
Yum China Holdings, Inc. .......... Hotels, Restaurants & Leisure 2,528,390 117,165,592
291,308,390
Denmark 1.2%
AP Moller - Maersk A/S, B .......... Marine 114,650 113,030,202
France 4.7%
Pernod Ricard SA ................ Beverages 481,349 75,008,440
Sanofi ......................... Pharmaceuticals 2,610,574 255,341,272
Veolia Environnement SA .......... Multi-Utilities 5,370,406 118,250,763
448,600,475
Germany 7.6%
adidas AG ...................... Textiles, Apparel & Luxury Goods 223,184 59,187,401
Bayer AG ...................... Pharmaceuticals 2,328,937 159,198,020
E.ON SE ....................... Multi-Utilities 18,025,333 191,198,045
Merck KGaA .................... Pharmaceuticals 954,802 110,059,863
Siemens AG .................... Industrial Conglomerates 1,811,616 199,730,231
719,373,560
Hong Kong 2.0%
AIA Group Ltd. .................. Insurance 4,488,000 36,389,424
CK Asset Holdings Ltd. ............ Real Estate Management & Development 15,671,400 85,216,251
Sun Hung Kai Properties Ltd. ....... Real Estate Management & Development 5,842,950 67,087,132
188,692,807
Japan 16.8%
East Japan Railway Co. ........... Road & Rail 494,100 38,719,698
Honda Motor Co. Ltd. ............. Automobiles 4,818,700 124,411,210
Isuzu Motors Ltd. ................ Automobiles 4,744,800 44,420,621
Japan Airlines Co. Ltd. ............ Airlines 2,984,330 58,590,620
Keisei Electric Railway Co. Ltd. ...... Road & Rail 403,300 13,221,418
Kirin Holdings Co. Ltd. ............ Beverages 7,483,700 153,206,601
Komatsu Ltd. ................... Machinery 6,716,900 135,795,623
Kyocera Corp. ................... Electronic Equipment, Instruments &
Components 2,913,200 157,533,796
Makita Corp. .................... Machinery 2,045,300 69,232,542
Mitsubishi Electric Corp. ........... Electrical Equipment 8,417,000 110,725,350
Panasonic Corp. ................. Household Durables 17,474,100 156,056,369
Seven & i Holdings Co. Ltd. ......... Food & Staples Retailing 3,622,794 123,873,147
Sumitomo Mitsui Financial Group, Inc. . Banks 3,583,356 103,649,146
Suntory Beverage & Food Ltd. ...... Beverages 2,761,300 112,674,766
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 4,994,440 194,117,574
1,596,228,481

Templeton Growth Fund, Inc.
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Luxembourg 1.8%
a
ArcelorMittal SA ................. Metals & Mining 7,548,525 $ 72,292,641
SES SA, FDR ................... Media 13,639,598 101,042,474
173,335,115
Macau 1.1%
Galaxy Entertainment Group Ltd. .... Hotels, Restaurants & Leisure 15,687,000 105,842,146
Netherlands 1.7%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 612,748 58,885,083
Royal Dutch Shell plc, B ........... Oil, Gas & Consumable Fuels 6,931,921 105,820,139
164,705,222
Singapore 0.3%
Singapore Telecommunications Ltd. .. Diversified Telecommunication Services 16,301,400 28,729,508
South Korea 3.5%
KB Financial Group, Inc. ........... Banks 2,388,861 65,918,333
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 6,344,991 261,081,073
326,999,406
Switzerland 3.4%
Roche Holding AG ............... Pharmaceuticals 939,607 326,158,049
Thailand 1.1%
Bangkok Bank PCL ............... Banks 23,094,770 79,136,433
Bangkok Bank PCL, NVDR ......... Banks 8,099,000 27,751,996
106,888,429
United Kingdom 6.1%
BAE Systems plc ................ Aerospace & Defense 12,884,916 79,517,067
BP plc ......................... Oil, Gas & Consumable Fuels 31,312,405 119,727,110
Burberry Group plc ............... Textiles, Apparel & Luxury Goods 5,456,228 101,878,231
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 17,350,500 106,098,046
Compass Group plc .............. Hotels, Restaurants & Leisure 5,625,796 82,464,117
InterContinental Hotels Group plc .... Hotels, Restaurants & Leisure 1,466,916 70,397,541
Whitbread plc ................... Hotels, Restaurants & Leisure 504,400 15,818,478
575,900,590
United States 24.3%
AbbVie, Inc. .................... Biotechnology 677,417 62,776,233
a
Booking Holdings, Inc. ............ Internet & Direct Marketing Retail 92,342 151,387,322
BorgWarner, Inc. ................. Auto Components 609,449 19,593,785
Comcast Corp., A ................ Media 5,121,879 202,826,408
a
Dollar Tree, Inc. ................. Multiline Retail 2,318,296 226,891,630
DuPont de Nemours, Inc. .......... Chemicals 405,491 20,570,559
Freeport-McMoRan, Inc. ........... Metals & Mining 11,002,838 99,795,741
Gilead Sciences, Inc. ............. Biotechnology 2,142,158 166,724,157
Kellogg Co. ..................... Food Products 2,879,405 188,053,941
Kroger Co. (The) ................. Food & Staples Retailing 4,114,536 134,216,164
a
Laboratory Corp. of America Holdings . Health Care Providers & Services 303,433 53,197,874
Lear Corp. ..................... Auto Components 172,674 18,312,078
Oracle Corp. .................... Software 3,512,851 188,885,998
Ross Stores, Inc. ................ Specialty Retail 1,023,525 99,240,984
Stanley Black & Decker, Inc. ........ Machinery 343,580 43,102,111
Starbucks Corp. ................. Hotels, Restaurants & Leisure 461,686 36,006,891
Sysco Corp. .................... Food & Staples Retailing 2,139,105 117,993,032
TJX Cos., Inc. (The) .............. Specialty Retail 1,866,053 98,452,956
United Parcel Service, Inc., B ....... Air Freight & Logistics 953,689 95,092,330

Templeton Growth Fund, Inc.
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page 6 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Verizon Communications, Inc. ....... Diversified Telecommunication Services 3,697,593 $ 212,167,886
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 544,645 68,810,449
2,304,098,529
Total Common Stocks (Cost $7,628,026,973) ....................................
7,981,576,634
Rights
a a
Rights 0.0%
†
United Kingdom 0.0%
†
Whitbread plc , 6/09/20 ............ Hotels, Restaurants & Leisure 192,400 2,380,699
Total Rights (Cost $2,105,412) ................................................
2,380,699
Total Long Term Investments (Cost $7,630,132,385) .............................
7,983,957,333
Short Term Investments 8.1%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 8.1%
Australia 1.1%
National Australia Bank Ltd., 0.01%,
6/01/20 ...................... 100,000,000 100,000,000
Canada 7.0%
National Bank of Canada, 0.04%,
6/01/20 ...................... 469,000,000 469,000,000
Royal Bank of Canada, 0.03%, 6/01/20 200,000,000 200,000,000
Total Time Deposits (Cost $769,000,000) .......................................
769,000,000
a a a a a
Total Short Term Investments (Cost $769,000,000 ) ...............................
769,000,000
a a a
a
Total Investments (Cost $8,399,132,385) 92.2% ..................................
$8,752,957,333
Other Assets, less Liabilities 7.8% .............................................
737,070,982
Net Assets 100.0% ...........................................................
$9,490,028,315
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.

Templeton Growth Fund, Inc.
Notes to Statement of Investments (unaudited)

1. Organization
Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the
Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time.
In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At May 31, 2020, a market event occurred resulting in a portion of the securities held by the Fund being valued using fair value procedures.

Templeton Growth Fund, Inc.
Notes to Statement of Investments (unaudited)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2020, the Fund held investments in affiliated management investment companies as follows:
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Templeton Growth Fund, Inc.
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ........... $— $109,079,975 $(109,079,975) $ — $ — $ — $ 23,252
Total Affiliated Securities ...... $— $109,079,975 $(109,079,975) $— $— $— $23,252
2. Financial Instrument Valuation
(continued)

Templeton Growth Fund, Inc.
Notes to Statement of Investments (unaudited)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2020, in valuing the Fund's assets carried at fair value, is as follows:
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Growth Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. $ — $ 167,359,262 $ — $ 167,359,262
Canada ............................. 344,326,463 — — 344,326,463
China ............................... 291,308,390 — — 291,308,390
Denmark ............................ — 113,030,202 — 113,030,202
France .............................. — 448,600,475 — 448,600,475
Germany ............................ — 719,373,560 — 719,373,560
Hong Kong ........................... 188,692,807 — — 188,692,807
Japan ............................... 1,596,228,481 — — 1,596,228,481
Luxembourg .......................... — 173,335,115 — 173,335,115
Macau .............................. 105,842,146 — — 105,842,146
Netherlands .......................... 58,885,083 105,820,139 — 164,705,222
Singapore ............................ 28,729,508 — — 28,729,508
South Korea .......................... 326,999,406 — — 326,999,406
Switzerland ........................... — 326,158,049 — 326,158,049
Thailand ............................. 106,888,429 — — 106,888,429
United Kingdom ....................... 106,098,046 469,802,544 — 575,900,590
United States ......................... 2,304,098,529 — — 2,304,098,529
Rights ................................ 2,380,699 — — 2,380,699
Short Term Investments ................... — 769,000,000 — 769,000,000
Total Investments in Securities ........... $5,460,477,987 $3,292,479,346 $— $8,752,957,333
Selected Portfolio
ADR American Depositary Receipt
FDR Foreign Depositary Receipt
NVDR Non-Voting Depository Receipt
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.